Acquisitions and Divestitures - 2015 Activity (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended
	Jun. 30, 2015	Apr. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership			100.00%
Asset Impairment Charges			$ 0	$ 1,912
Leasehold and property acquisitions			19	91
Transaction, reorganization, and separation			$ 15	$ 54
Australia [Member] | Woodside Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestitures		$ 2,800
Australia [Member] | Consortium Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestitures	$ 1,900
Loss on disposal	$ 139
Upstream Assets [Member] | Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of upstream assets		146
Upstream Assets [Member] | Australia [Member] | Woodside Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestitures		1,400
LNG Assets [Member] | Australia [Member] | Woodside Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestitures		$ 1,400
Wheatstone LNG [Member] | Australia [Member] | Oil and Gas Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of upstream assets						$ 49
Kitimat LNG [Member] | Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership		50.00%
Proceeds form sale of operations		$ 854
Asset Impairment Charges					$ 655
Kitimat LNG [Member] | Upstream Assets [Member] | Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations		510
Kitimat LNG [Member] | LNG Assets [Member] | Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations		$ 344
Wheatstone LNG [Member] | Australia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset Impairment Charges					$ 833